Financial Instruments - Summary of Estimated Fair Values of Entity's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	$ 126,311	$ 130,394	$ 175,246
Short-term investments, Carrying Amount	1,336	1,457
Loan receivable, Carrying Amount	1,268	1,075
Patent finance obligations, Carrying Amount	44,883	52,032
Hierarchy Level 1 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	126,311	130,394
Short-term investments, Carrying Amount	1,336	1,457
Cash and cash equivalents, Fair Value	126,311	130,394
Short-term investments, Fair Value	1,336	1,457
Hierarchy Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Loan receivable, Carrying Amount	1,268	1,075
Patent finance obligations, Carrying Amount	44,883	52,032
Foreign currency contracts, Fair Value	(732)	(668)
Loan receivable, Fair Value	1,268	1,075
Patent finance obligations, Fair Value	44,883	52,032
Foreign currency contracts, Fair Value	$ (732)	$ (668)